Deferred compensation plans (Tables)	12 Months Ended
Mar. 31, 2017
Deferred compensation plans
SAR Plan A awards, Weighted-average assumptions

	Year ended March 31
	2015	2016	2017
Expected volatility	45.26%	40.87%	40.95%
Expected dividends yield	2.39%	2.99%	2.30%
Expected lives (in years)	7	7	4.5
Risk-free interest rate	0.43%	0.27%	0.03%

Activity relating to SAR Plan A awards

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2016	14,991,100	¥640	3.6
Granted	2,561,000	593
Exercised	(975,400)	370
Forfeited	(55,200)	707
Expired	(2,050,500)	728

Outstanding as of March 31, 2017	14,471,000	¥634	4.2

Exercisable as of March 31, 2017	9,340,600	¥599	3.1

Activity relating to SAR Plan B awards

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2016	91,976,200	¥545	5.1
Granted	23,870,500	375
Exercised	(39,702,000)	554
Forfeited	(1,794,400)	514
Expired	(18,700)	816

Outstanding as of March 31, 2017	74,331,600	¥486	4.8

Exercisable as of March 31, 2017	20,666,000	¥512	3.1

Activity related to NSUs and CSUs

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2016	38,582,022	¥498		29,510,658	¥586
Granted	21,048,181	463	(1)	19,275,538	475	(1)
Vested	(26,622,239)	536	(2)	(28,894,163)	526	(2)
Forfeited	(1,035,157)			(859,970)

Outstanding as of March 31, 2017	31,972,807	¥679	(3)	19,032,063	¥603	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2017.

Activity relating to NIUs

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2016	22,916,989	$4,439
Granted	11,034,113	4,583	(2)
Vested	(20,822,917)	4,789	(3)
Forfeited	(846,847)

Outstanding as of March 31, 2017	12,281,338	$5,123	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2017.